CONVERTIBLE DEBT AND NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of future payments of principal

The following table presents future payments of principal as of March 31, 2022 (in thousands):

Years Ended December 31,	Amounts
2022 (remaining nine months)	$273
2023	313
2024	176
2025	111
2026 and thereafter	125
Total future payments	$998
The following table presents future payments of principal as of December 31, 2021 (in thousands):

Fiscal year
2022	358
2023	313
2024	182
2025 and thereafter	227
Total future payments	$1,080